Major transactions - Reverse acquisition (Details) - iClick - USD ($) $ in Thousands	Mar. 12, 2025	Dec. 31, 2025
Major transactions
Percentage of ownership held by Amber DWM	90.00%
Percentage of ownership held by iClick	10.00%
Purchase consideration	$ 52,102
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and bank balances	17,841	$ 17,841
Trade and other receivables	23,713
Investments	6,653
Property, plant and equipment	17
Right-of-use assets	1,480
Intangible assets	3,238	$ 3,160
Trade and other payables	(23,086)
Deferred revenue	(8,103)
Bank borrowings	(1,938)
Lease liabilities	(1,678)
Deferred tax liabilities	(1,077)
Non-controlling interest	1,359
Total identifiable net assets acquired	15,701
Goodwill (Note 14)	$ 36,401